Capital Stock - Additional Information, Stock-based compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	507,000	1,490,000	0
Weighted-average grant-date fair value of options granted (in dollars per share)	$ 2.55	$ 1.16	$ 0
Common stock conversion (in shares)	1
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years 6 months	5 years 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested	$ 3,500	$ 100	$ 0
Non-Management Directors | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture	$ 300	$ 300	300
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares reserved for issuance upon exercise of options or equity awards granted or to be granted	11,324,227	11,787,597
Stock options granted (in shares)	506,579	1,489,648
Stock option, term (in years)	10 years
Vesting period (in years)	3 years
Compensation costs	$ 1,600	$ 1,100	1,000
Intrinsic value of outstanding in-the-money stock options	$ 10,500	$ 3,800
Weighted-average remaining life (in years)	5 years 6 months	5 years 10 months 24 days
Weighted-average grant-date fair value of options granted (in dollars per share)	$ 2.55	$ 1.16
Expected volatility used in computing fair value of options granted	41.27%	38.63%
Dividend yield used in computing fair value of options granted	0.00%	0.00%
Risk-free interest rate used in computing fair value of options granted	3.83%	3.01%
Estimated forfeiture rate used in computing fair value of options granted	0.00%	6.00%
Stock Options | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	0
Stock Options | Nonvested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of non-vested options forfeited	$ 0	$ 0	$ 45
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
Common stock conversion (in shares)	1
Number of shares or units granted equity based compensation awards	329,735	787,586	355,944
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture	$ 1,900	$ 2,300	$ 1,400
Vested restricted stock (in shares)	651,135	631,706	880,320
Market value of vested restricted stock	$ 2,000	$ 2,200	$ 4,700
Stock granted (in shares)	149,217	218,671	222,590
Share based compensation expense	$ 2,700	$ 2,900	$ 2,300
Shares Issued, Shares, Share-Based Payment, Arrangement, Vested and Deferred	184,498
Restricted Stock Units | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs	$ 300	$ 300	$ 600
Number of shares or units granted equity based compensation awards	47,330	95,485	149,366